Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit - As Restated [Member] - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 30, 2023	Jun. 30, 2023	Sep. 30, 2023
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	$ (6,252,747)		$ (15,297,513)	$ (15,297,513)	$ (15,297,513)	$ (15,297,513)
Reduction of deferred underwriter fees				10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	$ (786,320)		(3,568,966)
Conversion of class B shares to Class A shares
Issuance of subscription shares	491,175	166,966		256,635
Net income (loss)	(338,050)	2,552,400	(420,047)	(420,047)	2,132,353	1,794,302
Balance	(7,183,933)	(6,252,747)		(8,185,793)	(6,252,747)	(7,183,933)
Additional Paid-in Capital [Member]
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	6,912,413
Reduction of deferred underwriter fees				10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)		(3,568,966)
Issuance of subscription shares	491,175	166,966		256,635
Balance	6,319,277	6,912,413		7,531,767	6,912,413	6,319,277
Accumulated Deficit [Member]
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance	(13,165,959)		$ (15,298,312)	(15,298,312)	(15,298,312)	(15,298,312)
Accretion of Class A ordinary shares to redemption value
Net income (loss)	(338,050)	2,552,400		(420,047)
Balance	$ (13,504,009)	$ (13,165,959)		$ (15,718,359)	$ (13,165,959)	$ (13,504,009)
Class A Ordinary Shares | Ordinary Shares [Member]
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance
Conversion of class B shares to Class A shares (in Shares)	7,980,409
Conversion of class B shares to Class A shares	$ 799
Balance (in Shares)	7,980,409					7,980,409
Balance	$ 799					$ 799
Class B Ordinary Shares | Ordinary Shares [Member]
Schedule of Condensed Consolidated Statements of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409		7,980,409	7,980,409	7,980,409	7,980,409
Balance	$ 799		$ 799	$ 799	$ 799	$ 799
Conversion of class B shares to Class A shares (in Shares)	(7,980,409)
Conversion of class B shares to Class A shares	$ (799)
Balance (in Shares)		7,980,409		7,980,409	7,980,409
Balance		$ 799		$ 799	$ 799